Income taxes (Details 1)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
U.S. statutory federal income tax rate	21.00%	21.00%
Goodwill impairment	(6.20%)	(8.20%)
Stock compensation	(3.80%)	(8.00%)
Change in valuation allowance	(1.30%)	(1.60%)
Other	(0.20%)	(2.00%)
Income tax expense (benefit) for the period	9.50%	1.20%